Shareholders' equity - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 vote shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Shareholders' equity
Common stock, shares outstanding (in shares)	750,058,921	733,727,803	717,490,830
Stock conversion ratio	1
Minimum | Mr. Boris Jordan
Shareholders' equity
Threshold ownership percent	5.00%
SVS
Shareholders' equity
Common stock, conversion ratio		1
Number of votes | vote	1
Number of shares repurchased	0	0
SVS | 2018 Long Term Incentive Plan
Shareholders' equity
Number o f shares reserved for future issuance	75,005,892	73,372,780
SVS | Common shares
Shareholders' equity
Common stock, shares outstanding (in shares)	656,088,216	639,757,098	623,520,125
MVS
Shareholders' equity
Number of votes | vote	15
Outstanding shares as percent of total shares	12.50%	12.80%
Voting power as percent to total	68.20%	68.80%
MVS | Common shares
Shareholders' equity
Common stock, shares outstanding (in shares)	93,970,705	93,970,705	93,970,705